Gold Line/Medford Acquisition (Schedule of Results of Operations Giving Effect to the Gold Line/Medford Acquisition) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				5 Months Ended		12 Months Ended						5 Months Ended					5 Months Ended					12 Months Ended						12 Months Ended			3 Months Ended												12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Phillips 66 [Member]		Dec. 31, 2013 Common Units [Member]	Dec. 31, 2013 Public [Member] Common Units [Member]		Dec. 31, 2013 Non-public [Member]		Dec. 31, 2013 Non-public [Member] Common Units [Member] Phillips 66 [Member]		Dec. 31, 2013 Non-public [Member] Subordinated Units [Member] Phillips 66 [Member]		Dec. 31, 2013 Scenario, Previously Reported [Member]	Dec. 31, 2013 Scenario, Previously Reported [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Dec. 31, 2013 Scenario, Previously Reported [Member] Public [Member] Common Units [Member]	Dec. 31, 2013 Scenario, Previously Reported [Member] Non-public [Member] Common Units [Member] Phillips 66 [Member]	Dec. 31, 2013 Scenario, Previously Reported [Member] Non-public [Member] Subordinated Units [Member] Phillips 66 [Member]	Dec. 31, 2013 Scenario, Adjustment [Member] Gold Line Products System and Medford Spheres [Member] Phillips 66 [Member]	Dec. 31, 2012 Scenario, Adjustment [Member] Gold Line Products System and Medford Spheres [Member] Phillips 66 [Member]	Dec. 31, 2011 Scenario, Adjustment [Member] Gold Line Products System and Medford Spheres [Member] Phillips 66 [Member]	Jun. 30, 2013 Predecessor [Member]		Mar. 31, 2013 Predecessor [Member]		Dec. 31, 2012 Predecessor [Member]		Sep. 30, 2012 Predecessor [Member]		Jun. 30, 2012 Predecessor [Member]		Mar. 31, 2012 Predecessor [Member]		Dec. 31, 2013 Predecessor [Member]		Dec. 31, 2012 Predecessor [Member]		Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]		Dec. 31, 2012 Predecessor [Member] Phillips 66 [Member]
Revenues
Transportation and terminaling services—related parties							$ 181.9	[1]															$ 106.4	$ 79.7	$ 75.6				$ 75.5	$ 62.1	$ 59.0															$ 141.8	[1]	$ 134.6	[1]
Transportation and terminaling services—third parties							5.1	[1]															0.2	0.4	0.4				4.9	3.1	4.8															3.5	[1]	5.2	[1]
Other income							0.2	[1]															0.2																								[1]		[1]
Total revenues	49.1	[1]	50.5	[1]			187.2	[1]															106.8	80.1	76.0				80.4	65.2	63.8	45.3	[1]	42.3	[1]	35.9	[1]	36.9	[1]	35.3	[1]	37.2	[1]			145.3	[1]	139.8	[1]
Costs and Expenses
Operating and maintenance expenses							51.2	[1]															27.4	22.9	24.5				23.8	29.5	24.7															52.4	[1]	49.2	[1]
Depreciation							14.3	[1]															6.2	6.6	5.8				8.1	7.0	7.0															13.6	[1]	12.8	[1]
General and administrative expenses							16.5	[1]															10.0	7.8	5.6				6.5	5.6	4.5															13.4	[1]	10.1	[1]
Taxes other than income taxes							4.7	[1]															1.7	1.4	1.3				3.0	3.0	2.8															4.4	[1]	4.1	[1]
Other expenses								[1]																						0.1	0.1															0.1	[1]	0.1	[1]
Interest and debt expense							0.3	[1]															0.3																								[1]		[1]
Total costs and expenses							87.0	[1]															45.6	38.7	37.2				41.4	45.2	39.1															83.9	[1]	76.3	[1]
Income before income taxes	25.3	[1]	27.8	[1]			100.2	[1]															61.2	41.4	38.8				39.0	20.0	24.7	24.1	[1]	23.0	[1]	14.7	[1]	18.5	[1]	10.6	[1]	17.6	[1]			61.4	[1]	63.5	[1]
Provision for income taxes							0.5	[1]															0.5	0.3	0.3																					0.3	[1]	0.3	[1]
Net income	25.2	[1]	27.6	[1]			99.7	[1]															60.7	41.1	38.5				39.0	20.0	24.7	24.0	[1]	22.9	[1]	14.7	[1]	18.4	[1]	10.5	[1]	17.5	[1]			61.1	[1]	63.2	[1]
Less: Net income attributable to predecessors																							31.8	41.1	38.5				39.0	20.0	24.7													70.8	[1]	61.1		63.2
Net income attributable to the Partnership	17.0	[1]	11.9	[1]	28.9	[1]							14.1	7.6				6.5		14.2		28.9
Assets, Current [Abstract]
Cash and cash equivalents	425.1	[1]			425.1	[1]	425.1	[1]	[1]													425.1	425.1														[1]										[1]		[1]		[1]
Accounts receivable—related parties	11.3	[1]			11.3	[1]	11.3	[1]														11.3	11.3							0.3						0.3	[1]									0.3	[1]
Accounts receivable—third parties	0.6	[1]			0.6	[1]	0.6	[1]														0.1	0.1	0.2					0.5	0.3						0.5	[1]									0.5	[1]
Materials and supplies	2.0	[1]			2.0	[1]	2.0	[1]														0.6	0.6	0.3					1.4	1.4						1.7	[1]									1.7	[1]
Other current assets	2.3	[1]			2.3	[1]	2.3	[1]														2.3	2.3														[1]										[1]
Total Current Assets	441.3	[1]			441.3	[1]	441.3	[1]														439.4	439.4	0.5					1.9	2.0						2.5	[1]									2.5	[1]
Net properties, plants and equipment	271.2	[1]			271.2	[1]	271.2	[1]														135.9	135.9	135.8					135.3	113.0						248.8	[1]									248.8	[1]
Goodwill	2.5	[1]			2.5	[1]	2.5	[1]														2.5	2.5	2.5												2.5	[1]									2.5	[1]
Deferred rentals—related parties	6.4				6.4		6.4															6.4	6.4	6.1												6.1										6.1
Total Assets	721.4	[1]			721.4	[1]	721.4	[1]														584.2	584.2	144.9					137.2	115.0						259.9	[1]									259.9	[1]
Liabilities, Current [Abstract]
Accounts payable—related parties	5.2	[1]			5.2	[1]	5.2	[1]														5.2	5.2														[1]										[1]
Accounts payable—third parties	8.0	[1]			8.0	[1]	8.0	[1]														3.0	3.0	1.4					5.0	2.6						4.0	[1]									4.0	[1]
Payroll and benefits payable	0.1	[1]			0.1	[1]	0.1	[1]																0.2					0.1	0.1						0.3	[1]									0.3	[1]
Accrued property and other taxes	2.3	[1]			2.3	[1]	2.3	[1]														1.0	1.0	0.6					1.3	1.3						1.9	[1]									1.9	[1]
Current portion of accrued environmental costs	2.0	[1]			2.0	[1]	2.0	[1]																0.1					2.0	7.9						8.0	[1]									8.0	[1]
Other current liabilities	0.4	[1]			0.4	[1]	0.4	[1]														0.4	0.4	0.1												0.1	[1]									0.1	[1]
Total Current Liabilities	18.0	[1]			18.0	[1]	18.0	[1]														9.6	9.6	2.4					8.4	11.9						14.3	[1]									14.3	[1]
Asset retirement obligations	2.4	[1]			2.4	[1]	2.4	[1]														0.4	0.4	0.3					2.0	1.7						2.0	[1]									2.0	[1]
Accrued environmental costs	1.4	[1]			1.4	[1]	1.4	[1]																0.2					1.4	2.3						2.5	[1]									2.5	[1]
Deferred income taxes	0.1	[1]			0.1	[1]	0.1	[1]	[1]													0.1	0.1
Total Liabilities	21.9	[1]			21.9	[1]	21.9	[1]														10.1	10.1	2.9					11.8	15.9						18.8	[1]									18.8	[1]
Equity [Abstract]
Net investment—predecessors	125.4				125.4		125.4				125.4	[1]												142.0					125.4	99.1						241.1										241.1						241.1	[1]
Unitholders														409.1	[1]			48.6	[1]	104.9	[1]					409.1	48.6	104.9									[1]										[1]
General partner—Phillips 66	11.5				11.5		11.5									11.5	[1]					11.5	11.5														[1]										[1]
Total Equity	699.5	[1]			699.5	[1]	699.5	[1]						409.1				48.6		104.9		574.1	574.1						125.4							241.1	[1]									241.1	[1]	224.0	[1]	223.0	[1]
Liabilities and Equity	$ 721.4	[1]			$ 721.4	[1]	$ 721.4	[1]														$ 584.2	$ 584.2	$ 144.9					$ 137.2	$ 115.0						$ 259.9	[1]									$ 259.9	[1]

[1]	Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.